Note 9. Convertible Notes Payable (Details) - Schedule of Debt Conversions (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 06, 2014	Nov. 04, 2014	Oct. 21, 2014	Oct. 10, 2014	Dec. 18, 2014	Dec. 12, 2014	Dec. 11, 2014	Dec. 09, 2014	Nov. 26, 2014	Sep. 26, 2014	Jan. 30, 2014	Jan. 27, 2014	Jan. 14, 2014
Debt Conversion [Line Items]
Principal & Interest Converted	$ 63,350	$ 486,202
Convertible Debt [Member] | Convertible Note 3 [Member]
Debt Conversion [Line Items]
Principal & Interest Converted	1,540		440	420	340	340
Common Stock Issued upon Conversion	77,000		22,000	21,000	17,000	17,000
Convertible Debt [Member]
Debt Conversion [Line Items]
Principal & Interest Converted	$ 63,350		$ 440	$ 420	$ 340	$ 340	$ 250	$ 250	$ 260	$ 250	$ 460	$ 170	$ 20,000	$ 20,000	$ 20,000
Common Stock Issued upon Conversion	278,000		22,000	21,000	17,000	17,000	25,000	25,000	26,000	25,000	46,000	17,000	6,667	6,667	6,666